Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
ASSETS	R$ 57,384,156	R$ 55,819,074
Current assets	13,041,808	13,715,730
Non-current assets	44,342,348	42,103,344
LIABILITIES	57,384,156	55,819,074
Current liabilities	10,342,380	9,309,433
Non-current liabilities	21,404,841	22,317,974
Equity	25,636,935	24,191,667	R$ 21,131,225	R$ 22,175,235
Net operating revenue	22,651,036	21,479,468	20,535,341
Income tax and social contribution	599,435	354,057	(281,099)
Net income	2,799,370	2,327,168	1,149,321
Total comprehensive income	3,038,932	2,072,843	1,359,308
Dona Francisca [Member]
Disclosure of associates [line items]
ASSETS	171,926	170,927
Current assets	18,939	15,403
Non-current assets	152,987	155,524
LIABILITIES	171,926	170,927
Current liabilities	17,967	19,951
Non-current liabilities	3,158	17,189
Equity	R$ 150,801	R$ 133,787
Investment interest - %	23.03%	23.03%
Investment book value	R$ 34,725	R$ 30,812
Net operating revenue	66,349	66,166	66,163
Depreciation and amortization	(8,812)	(11,026)	(11,646)
Other operating costs and expenses	(30,460)	(25,884)	(21,814)
Financial results	(1,281)	(3,456)	(5,172)
Income tax and social contribution	(2,549)	(2,557)	(3,009)
Net income	23,247	23,243	24,522
Other comprehensive income	0	0	0
Total comprehensive income	23,247	23,243	24,522
Foz Do Chopim [Member]
Disclosure of associates [line items]
ASSETS	44,234	47,069
Current assets	8,726	9,330
Non-current assets	35,508	37,739
LIABILITIES	44,234	47,069
Current liabilities	1,888	2,022
Non-current liabilities	0	0
Equity	R$ 42,346	R$ 45,047
Investment interest - %	35.77%	35.77%
Investment book value	R$ 15,146	R$ 16,113
Net operating revenue	53,431	60,593	77,779
Depreciation and amortization	(2,692)	(2,634)	(2,957)
Other operating costs and expenses	(8,967)	(9,610)	(15,707)
Financial results	394	207	449
Income tax and social contribution	(1,820)	(2,009)	(2,617)
Net income	40,346	46,547	56,947
Other comprehensive income	0	0	0
Total comprehensive income	R$ 40,346	R$ 46,547	R$ 56,947